ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 10 – ACCRUED EXPENSES

Accrued expenses are comprised as follows:

	As of December 31,
	2019	2018
Accrued interest	$106,563	$72,904
Accrued operating expenses	469,823	343,136
Total	$576,386	$416,040

Accrued interest represented the accrual of interests from the $2,000,000 loan from Thalesco Eurotronics Pte Ltd (Note 13 LONG TERM LIABILITIES) and accrual of interests from bank loan (Note 8 BANK LOAN).

Accrued operating expenses mainly due to unpaid professional fees and unbilled transactions from vendors related to the operations in the Kruh Block TAC.